Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill
Goodwill

13.  Goodwill

The changes in the carrying amount of goodwill were as follows:

	JD Mall	New Businesses	Total
	RMB	RMB	RMB
Balance as of December 31, 2013
Goodwill	—	14,649	14,649
Accumulated impairment loss	—	—	—

	—	14,649	14,649

Transaction in 2014
Additions	14,401	2,593,420	2,607,821
Balance as of December 31, 2014
Goodwill	14,401	2,608,069	2,622,470
Accumulated impairment loss	—	—	—

	14,401	2,608,069	2,622,470

Transaction in 2015
Impairment	—	(2,593,420)	(2,593,420)
Balance as of December 31, 2015
Goodwill	14,401	2,608,069	2,622,470
Accumulated impairment loss	—	(2,593,420)	(2,593,420)

	14,401	14,649	29,050

Transaction in 2016
Additions	6,512,618	—	6,512,618
Balance as of December 31, 2016
Goodwill	6,527,019	2,608,069	9,135,088
Accumulated impairment loss	—	(2,593,420)	(2,593,420)

	6,527,019	14,649	6,541,668

The Group recorded an impairment charge of nil, RMB2,593,420 and nil for the years ended December 31, 2014, 2015 and 2016, respectively. Please refer to Note 7 for details.